Share-Based Compensation Plans - Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Plans - Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life (Details) [Line Items]
Telesat Corporation time vesting options	51,595	195,295
Weighted average remaining life	1 year	1 year